Associates and Joint Ventures - VMED O2 UK Narrative (Details) € in Millions, £ in Millions		7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 GBP (£)
Disclosure Of Joint Ventures And Associates [Line Items]
Goodwill impairment			€ 866		€ 58		€ 0
Valuation assumption, discount rate (in percentage)			7.70%	7.70%	7.50%	7.50%
Valuation assumption, perpetuity growth rate (in percentage)			1.00%	1.00%
Period covering projected cash flows for calculation of impairment			5 years	5 years
Valuation assumption, weighted average cost of capital, increase (decrease)			0.50%					0.50%
Valuation assumption, weighted average cost of capital, impairment of goodwill			€ 2,050	£ 1,700
Valuation assumption, perpetuity growth rate, increase (decrease)			0.25%					0.25%
Valuation assumption, increase (decrease) in EBITDA margin			1.00%					1.00%
Valuation assumption, increase (decrease) in long term investment ratio			0.50%					0.50%
Investments accounted for by the equity method			€ 8,143		€ 8,265
VMO2
Disclosure Of Joint Ventures And Associates [Line Items]
Goodwill impairment		€ 0	€ 0		3,572	£ 3,107	€ 0
Proportion of ownership interest in joint venture	50.00%	50.00%	50.00%	50.00%
Period covering projected cash flows for calculation of impairment			10 years	10 years
Amount by which unit's recoverable amount exceeds its carrying amount			€ 965					£ 800
Investments accounted for by the equity method			€ 7,641		7,774
VMO2 | Telefónica, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Goodwill impairment					€ 1,786
Forecast | Minimum
Disclosure Of Joint Ventures And Associates [Line Items]
Valuation assumption, EBITDA margin (in percentage)			32.00%	32.00%
Valuation assumption, long-term capital expenditure ratio (in percentage)			12.00%	12.00%
Forecast | Maximum
Disclosure Of Joint Ventures And Associates [Line Items]
Valuation assumption, EBITDA margin (in percentage)			41.00%	41.00%
Valuation assumption, long-term capital expenditure ratio (in percentage)			15.00%	15.00%